Employee Stock-based Compensation and Benefit Plans - Assumptions Used to Value Option Grants, Stock Awards and ESPP Shares (Detail)	1 Months Ended				12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield					0.00%
Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.91%	1.10%	0.85%	0.81%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member] | Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor	29.00%	29.00%	14.00%	19.00%
Maximum [Member] | Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor	39.00%	37.00%	29.00%	38.00%
2015 ESPP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor						0.35%
Risk free interest rate						0.25%
Expected dividend yield					0.00%	0.00%
Expected life (in years)					6 months	6 months
2015 ESPP Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor					0.27%
Risk free interest rate					0.25%
2015 ESPP Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor					0.41%
Risk free interest rate					0.42%